Risk management and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Amortized cost	R$ 298,965	R$ 218,929
Fair value through profit or loss	0	0
Liabilities
Amortized cost	868,993	733,946
Fair value through profit or loss	42,109	0
Level 1
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	0	0
Level 2
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	0	0
Level 3
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	42,109	0
Loans and financing
Liabilities
Amortized cost	126,855	87,796
Fair value through profit or loss	0	0
Loans and financing | Level 1
Liabilities
Total financial liabilities	0	0
Loans and financing | Level 2
Liabilities
Total financial liabilities	0	0
Loans and financing | Level 3
Liabilities
Total financial liabilities	0	0
Trade and other payable
Liabilities
Amortized cost	461,332	353,998
Fair value through profit or loss	0	0
Trade and other payable | Level 1
Liabilities
Total financial liabilities	0	0
Trade and other payable | Level 2
Liabilities
Total financial liabilities	0	0
Trade and other payable | Level 3
Liabilities
Total financial liabilities	0	0
Derivative financial instruments
Liabilities
Amortized cost	0	0
Fair value through profit or loss	42,109	0
Derivative financial instruments | Level 1
Liabilities
Total financial liabilities	0	0
Derivative financial instruments | Level 2
Liabilities
Total financial liabilities	0	0
Derivative financial instruments | Level 3
Liabilities
Total financial liabilities	42,109	0
Liabilities from acquisition
Liabilities
Amortized cost	280,806	292,152
Fair value through profit or loss	0	0
Liabilities from acquisition | Level 1
Liabilities
Total financial liabilities	0	0
Liabilities from acquisition | Level 2
Liabilities
Total financial liabilities	0	0
Liabilities from acquisition | Level 3
Liabilities
Total financial liabilities	0	0
Cash and cash equivalents
Assets
Amortized cost	116,884	63,742
Fair value through profit or loss	0	0
Cash and cash equivalents | Level 1
Assets
Total financial assets	0	0
Cash and cash equivalents | Level 2
Assets
Total financial assets	0	0
Cash and cash equivalents | Level 3
Assets
Total financial assets	0	0
Restricted cash
Assets
Amortized cost	10,891	6,403
Fair value through profit or loss	0	0
Restricted cash | Level 1
Assets
Total financial assets	0	0
Restricted cash | Level 2
Assets
Total financial assets	0	0
Restricted cash | Level 3
Assets
Total financial assets	0	0
Trade accounts receivable
Assets
Amortized cost	171,190	148,784
Fair value through profit or loss	0	0
Trade accounts receivable | Level 1
Assets
Total financial assets	0	0
Trade accounts receivable | Level 2
Assets
Total financial assets	0	0
Trade accounts receivable | Level 3
Assets
Total financial assets	R$ 0	R$ 0